Note 7 - Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Number of		Number of securities
	securities to be		remaining available for
	issued upon	Weighted-average	future issuance under
	exercise of	exercise price of	equity compensation
	outstanding	outstanding	plans (excluding
	options,	options,	securities reflected in
	and rights	and rights	column (a)
Plan Category	(a)	(b)	(c)
Equity compensation plans approved by stockholders	434,000	$9.70	302,296
Equity compensation plans approved by the Board of Directors	134,950	3.90	--
Total	568,950	$8.30	302,296

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	568,950	$8.320	4.849	$86,271
Granted	10,000	3.800	7.000	--
Exercised	--	--	--	--
Cancelled	(30,000)	(5.000)	--	--
Outstanding at June 30, 2014	548,950	$8.423	4.321	$0
Exercisable at June 30, 2014	390,105	$9.042	3.809	$0

	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	451,950	$11.29	6.163	$1,140,059
Granted	10,000	$10.00	6.500	--
Exercised	--	--	--	--
Cancelled	(1,250)	$11.10	--	--
Outstanding at December 31, 2012	460,700	$9.87	5.189	$119,241
Granted	208,250	$5.74	6.376	--
Exercised	--	--	--	--
Cancelled	(100,000)	$10.10	--	--
Outstanding at December 31, 2013	568,950	$8.32	4.849	$86,271
Exercisable at December 31, 2013	305,471	$9.52	3.942	$84,475

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding			Vested and Exercisable Weighted-Average
Price per share	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)
$2.23 – $6.90	263,200	$5.01	5.69	61,243	$2.57	3.48
$7.00 – $12.50	279,750	$10.62	4.08	228,979	$10.64	4.05
$13.00 – $23.80	26,000	$17.23	4.57	17,999	$19.50	4.37
	568,950			308,221

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Expected volatility	198%	218%	198%- 201%	113%-226%
Dividend yield	--	--	--	--
Expected term (in years)	6.25	6.25	6.25	6.25
Risk-free interest rate	2.73%	2.05%	2.73%	1.38-2.05%

Year ended December 31,
	2013	2012

Expected volatility	113-226%	111-134%
Dividend yield	--	--
Expected term (in years)	5.50-6.25	1.75-6.25
Risk-free interest rate	1.38-2.09%	1.19-1.41%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Outstanding			Vested and Exercisable Weighted-Average
Price per share	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)
$2.23	213,071	$2.23	1.20	213,071	$2.23	1.20
$3.93	190,880	$3.9393	0.42	190,880	$3.93	0.42
$5.00	7,100	$5.00	1.48	7,100	$5.00	1.48
$5.75	14,000	$5.75	3.83	14,000	$5.75	3.83
$6.00	92,386	$6.00	0.60	92,386	$6.00	0.60
$6.25	292,500	$6.25	2.75	292,500	$6.25	2.75
$7.50	24,001	$7.50	9.67	24,001	$7.50	9.67
$16.40	20,000	$16.40	2.00	20,000	$16.400	2.00
	853,937			853,937

Schedule of Share-based Compensation, Activity [Table Text Block]
	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	853,946	$3.770	2.665	$783,258
Granted	454,457	2.300	9.667	--
Exercised	--	--	--	--
Cancelled	(80,139)	(5.973)	--	--
Outstanding at June 30, 2014	1,228,264	$3.987	7.039	$0
Exercisable at June 30, 2014	1,228,264	$3.987	7.039	$0

Shares
Balance at December 31, 2011 (at $2.23-$16.40)	624,972
Granted (at $0.575 - $0.625)	306,500
Exercised	--
Balance at December 31, 2012 (at $2.23 - $16.40)	931,472
Granted (at $5.00 - $7.50)	29,001
Exercised	(85,923)
Cancelled	(20,612)
Ending balance at December 31, 2013 (at $2.23 - $16.40)	853,937